Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 59,380	$ 57,786	[1]	$ 54,304	[1]
Cost of sales		(27,396)	(26,305)	[1]	(23,097)	[1]
Gross profit		31,984	31,481	[1]	31,207	[1]
Profit/(loss) from operations		13,966	14,517	[1]	13,824	[1]
Net finance income/(cost)		(5,102)	(4,148)	[1]	(5,609)	[1]
Income tax expense		(2,234)	(1,928)	[1]	(2,350)	[1]
Profit/(loss)		6,891	7,597		6,114
Profit of the period		6,891	7,597		$ 6,114
Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		13,682	15,231	[2]
Cost of sales		(6,739)	(7,048)	[2]
Gross profit		6,943	8,183	[2]
Selling, general and administrative expense		(4,664)	(4,828)	[2]
Other operating income/(expenses)	[3]	(157)	187	[2]
Profit/(loss) from operations		2,122	3,542	[2]
Net finance income/(cost)	[3]	(1,894)	(2,174)	[2]
Income tax expense		(299)	(393)	[2]
Profit/(loss)		(71)	975	[2]
Profit of the period		(71)	975	[2]
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		473	546	[2]
Cost of sales		(456)	(447)	[2]
Gross profit		17	99	[2]
Selling, general and administrative expense		88	(326)	[2]
Other operating income/(expenses)	[3]	132	215	[2]
Profit/(loss) from operations		237	(11)	[2]
Net finance income/(cost)	[3]	(943)	(448)	[2]
Income tax expense		(11)	(15)	[2]
Profit/(loss)		(717)	(474)	[2]
Income from subsidiaries		6,058	6,444	[2]
Profit of the period		5,341	5,969	[2]
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		1,128	1,237	[2]
Other operating income/(expenses)	[3]	(4)	(4)	[2]
Profit/(loss) from operations		1,124	1,233	[2]
Net finance income/(cost)	[3]	(801)	(700)	[2]
Income tax expense		(85)	(125)	[2]
Profit/(loss)		238	409	[2]
Income from subsidiaries		761	1,014	[2]
Profit of the period		999	1,423	[2]
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)	[3]	16	15	[2]
Income tax expense		(5)	(3)	[2]
Profit/(loss)		11	12	[2]
Profit of the period		11	12	[2]
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		13,260	14,741	[2]
Cost of sales		(6,330)	(6,651)	[2]
Gross profit		6,930	8,090	[2]
Selling, general and administrative expense		(5,889)	(5,752)	[2]
Other operating income/(expenses)	[3]	(285)	(23)	[2]
Profit/(loss) from operations		756	2,315	[2]
Net finance income/(cost)	[3]	(73)	(1,246)	[2]
Income tax expense		(179)	(250)	[2]
Profit/(loss)		504	818	[2]
Income from subsidiaries		257	199	[2]
Profit of the period		761	1,018	[2]
Brandbrew, Brandbev and Cobrew [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		5	7	[2]
Other operating income/(expenses)	[3]	1	(1)	[2]
Profit/(loss) from operations		6	6	[2]
Net finance income/(cost)	[3]	(93)	204	[2]
Income tax expense		(20)
Profit/(loss)		(108)	210	[2]
Income from subsidiaries		421	263	[2]
Profit of the period		314	473	[2]
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		(52)	(57)	[2]
Cost of sales		47	51	[2]
Gross profit		(5)	(6)	[2]
Selling, general and administrative expense		5	6	[2]
Income from subsidiaries		(7,497)	(7,920)	[2]
Profit of the period		$ (7,497)	$ (7,920)	[2]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.
[2]	Amended to conform to 2023 presentation.
[3]	Other operating income/(expenses) and Net finance income/(cost) include exceptional items.